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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Windward Investment Management, Inc.
Address:  60 State Street
          Suite 3600
          Boston, MA 02109

13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Denise Kampf
Title:  Director of Ops & Client Service
Phone:  617-241-2207

      DENISE KAMPF               BOSTON, MA               July 31, 2007
------------------------  ------------------------  -------------------------
       Signature,                  Place,             and Date of Signing:

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                 64
Form 13F Information Table Value Total:            1251826

List of Other Included Managers:                      NONE

                                      2

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                          Form 13F Information Table

Column 1                            Column 2    Column 3  Column 4    Column 5      Column 6  Column 7     Column 8
--------                         -------------- --------- -------- --------------- ---------- -------- -----------------
                                                                    SHRS                               Voting Authority
                                                           Value   or PRN SH/ PUT/ Investment  Other   -----------------
Name of Issuer                   Title of Class  CUSIP    (x$1000)  Amt   PRN CALL Discretion Managers  Sole  Shared Non
--------------                   -------------- --------- -------- ------ --- ---- ---------- -------- ------ ------ ---
Analog Devices Inc               COM            032654105    349     9275 SH          Sole               9275
American Intl Group Inc          COM            026874AN7    216     3080 SH          Sole               3080
Advanced Magnetics Inc.          COM            00753P103    989    17000 SH          Sole              17000
American Express Co              COM            025816109    609     9950 SH          Sole               9950
Bank of America Corporation      COM            060505AT1    344     7029 SH          Sole               7029
Citigroup Inc                    COM            172967101    955    18622 SH          Sole              18622
Cisco Sys Inc                    COM            17275R102    259    13286 SH          Sole              13286
Cintas Corp                      COM            172908105    529    13422 SH          Sole              13422
Disney Walt Co                   COM DISNEY     254687106    475    13902 SH          Sole              13902
Emerson Elec Co                  COM            291011104    908    19400 SH          Sole              19400
Evergreen Solar Inc              COM            30033R108    141    15155 SH          Sole              15155
Eaton Vance Corp                 COM NON VTG    278265103   1060    24000 SH          Sole              24000
General Electric Co              COM            369604103   2108    58326 SH          Sole              58326
General Mls Inc                  COM            370334104    315     5400 SH          Sole               5400
Ishares GSCI Commodity Index     UNIT BEN INT   46428R107   2241    52752 SH          Sole              52752
Home Depot Inc                   COM            437076102    508    12923 SH          Sole              12923
Hienz H J Co                     COM            423074103    249     5250 SH          Sole               5250
International Business Machs     COM            459200101    373     3540 SH          Sole               3540
Ishares Tr                       S&P SMLCAP 600 464287804    373     5250 SH          Sole               5250
Inverness Medical Innovations In COM            46126P106   2048    40133 SH          Sole              40133
Intel Corp                       COM            458140100   1175    49475 SH          Sole              49475
Ishares Tr                       DJ US REAL EST 464287739  27711   357931 SH          Sole             357931
Johnson & Johnson                COM            478160104    550    10953 SH          Sole              10953
Coca Cola Co                     COM            191216100    496     9603 SH          Sole               9603
McDonalds Corop                  COM            580135101    200     3943 SH          Sole               3943
Magic Software Enterprises L     ORD            559166103     92    40000 SH          Sole              40000
Medco Health Solutions Inc       COM            58405U102    393     5045 SH          Sole               5045

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
Column 1                            Column 2     Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
--------                         --------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                          Voting Authority
                                                            Value   SHRS or SH/ PUT/ Investment  Other   ------------------
Name of Issuer                   Title of Class   CUSIP    (x$1000) PRN Amt PRN CALL Discretion Managers  Sole   Shared Non
--------------                   --------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ---
Merck & Co Inc                   COM             589331107    2116    42696 SH          Sole               42696
Microsoft Corp                   COM             594918104    1447    49106 SH          Sole               49106
NMS Communications Corp          COM             629248105      51    30000 SH          Sole               30000
Opsware Inc                      COM             68383A101     108    11365 SH          Sole               11365
Pepsico Inc                      COM             713448108     659    11695 SH          Sole               11695
Procter & Gamble Co              COM             742718109    1432    23398 SH          Sole               23398
Powershares QQQQ Trust           UNIT SER 1      73935A104   50394  1058696 SH          Sole             1058696
Royal Dutch Shell PLC            SPONS ADR A     780259206     398     4900 SH          Sole                4900
Streettracks Index ShsFds        SPDR INTL REAL  863308839   62188   957031 SH          Sole              957031
Schering Plough Corp             COM             806605101    1110    36460 SH          Sole               36460
Sigma Aldrich Corp               COM             826552101     444    10400 SH          Sole               10400
Sonus Networks Inc               COM             835916107     320    37584 SH          Sole               37584
Spdr Tr                          UNIT SER 1      78462F103    2680    17816 SH          Sole               17816
St Jude Med Inc                  COM             790849103     528    12720 SH          Sole               12720
State Str Corp                   COM             857477103     687    12050 SH          Sole               12050
Sysco Corp                       COM             871829107    1415    42900 SH          Sole               42900
Vertex Pharmaceuticals           COM             92532F100    1280    44815 SH          Sole               44815
Wal Mart Stores Inc              COM             931142103    2879    60637 SH          Sole               60637
Exxon Mobil Corp                 COM             30231G102    3407    43471 SH          Sole               43471
Barclays Bk PLC                  EUR/USD EXCH    06739F184   39221   781768 SH          Sole              781768
Barclays Bank PLC                NT USD/JPY 36   06739G851   58531  1203096 SH          Sole             1203096
Ishares Tr                       LEHMAN SH TREAS 464288679   37555   342533 SH          Sole              342533
Barclays Bk PLC                  DJAIG CMDTY36   06738C778   65654  1293425 SH          Sole             1293425
Ishares Tr                       DJ SEL DIV INX  464287168    5619    78162 SH          Sole               78162
Ishares Tr                       MSCI EMERGE MKT 464287234   68330   519029 SH          Sole              519029
Ishares Tr                       MSCI EAFE IDX   464287465  150980  1869259 SH          Sole             1869259
Ishares Tr                       FTSE XNHUA IDX  464287184   74719   579893 SH          Sole              579893
Streettracks Gold Tr             GOLD SHS        863307104   53803   837137 SH          Sole              837137
Barclays Bk PLC                  IDX GSC 2015    06738C794   59941  1399508 SH          Sole             1399508
Streettracks Index Shs Fds       S&P INTL SMLCP  863308847   30858   842411 SH          Sole              842411
Ishares Tr                       7-10 YR TRS BD  464287440   61296   755906 SH          Sole              755906
Ishares Tr                       RUSSELL MCP VL  464287473     244     1552 SH          Sole                1552
Ishares Tr                       1-3 YR TRS BD   464287457   49806   621329 SH          Sole              621329
Ishares Tr                       US TIPS BD FD   464287176   65597   662732 SH          Sole              662732
Vanguard Index Tr                REIT VIPERS     922908553    5802    81782 SH          Sole               81782
Vanguard Index Tr                STK MKT VIPERS  922908769  218665  1463817 SH          Sole             1463817
Vanguard Intl Equity Index F     EMR MKT VIPERS  922042858   25996   284763 SH          Sole              284763